Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 2,806	$ 150
Decrease in other comprehensive income (loss)	(211,271)	(174,239)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	5,827	1,359
Decrease in other comprehensive income (loss)	(235,753)	(180,405)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	990	1,179
Decrease in other comprehensive income (loss)	(22,262)	(17,269)
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	265	521
Decrease in other comprehensive income (loss)	$ (20,296)	$ (9,631)